Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001045609
Registrant Name	Prologis, Inc.
Registration File Number	333-289636
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES